AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 10, 2024
1933 Act No. 333-

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [ ]
(Check appropriate box or boxes)

ALLSPRING FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1415 Vantage Park Drive, 3rd Floor
Charlotte, North Carolina 28203
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant’s Telephone Number)

Matthew Prasse
Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, North Carolina 28203
(Name and Address of Agent for Service)

With a copy to:

Jason F. Monfort
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, DC 20004

It is proposed that this filing will become effective on July 10, 2024 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ALLSPRING FUNDS TRUST
PART A

PROSPECTUS/INFORMATION STATEMENT

Prospectus/Information Statement	|

Important merger information

July 2024

Dear Shareholder,

On May 28-30, 2024, the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) approved the merger outlined in the table below (the “Merger”) and the related Agreement and Plan of Reorganization. The Merger does not require approval by Target Fund shareholders. We are not asking you for a proxy and you are requested not to send us a proxy.

Target Fund	Acquiring Fund
Allspring Heritage Money Market Fund	Allspring Government Money Market Fund

In the Merger, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for either the same or similar class of shares of the Acquiring Fund.

The Merger is scheduled to take place on or about August 16, 2024. The Merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. Immediately following the Merger, you will hold shares of the Acquiring Fund with a dollar value equal to the dollar value of the Target Fund shares you previously held. You will not incur any sales charges or similar transaction charges as a result of the Merger.

Details about the Target Fund’s and the Acquiring Fund’s investment objectives, principal investment strategies, management, past performance, principal risks, fees, and expenses, along with additional information about the Merger, are contained in the attached Prospectus/Information Statement. Please read it carefully. If you have any questions about the Merger or related Merger materials, please call your investment professional, trust officer, or the Allspring Funds at 1-800-222-8222.

Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen
President
Allspring Funds

ALLSPRING FUNDS TRUST

1415 VANTAGE PARK DRIVE, 3RD FLOOR, CHARLOTTE, NC 28203
1-800-222-8222

July 2024

PROSPECTUS/INFORMATION STATEMENT

This Prospectus/Information Statement contains information you should know about the merger of the Target Fund into the Acquiring Fund as set forth and defined in the table below, each of which is a series of Allspring Funds Trust (the “Trust”), a registered open-end management investment company (the “Merger”). The Merger will result in shareholders receiving shares of the Acquiring Fund in exchange for their shares of the Target Fund. The Target Fund and Acquiring Fund listed below are collectively referred to as the “Funds.”

Target Fund	Acquiring Fund
Allspring Heritage Money Market Fund	Allspring Government Money Market Fund

Please read this Prospectus/Information Statement carefully and retain it for future reference. Additional information concerning each Fund has been filed with the Securities and Exchange Commission (the “SEC”).

The prospectuses, statements of additional information, annual reports and semi-annual reports of each Fund are incorporated into this document by reference and are legally deemed to be part of this Prospectus/Information Statement, per the table that follows.

Fund
Allspring Heritage Money Market Fund	Prospectuses and Statement of Additional Information	Annual Report	Semiannual Report
Allspring Government Money Market Fund	Prospectuses and Statement of Additional Information	Annual Report	Semiannual Report

Copies of these documents are available upon request without charge by writing to Allspring Funds, PO Box 219967, Kansas City, MO 64121-99676, calling 1.800.222.8222 or visiting the Allspring Funds website at allspringglobal.com. You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this Prospectus/Information Statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Information Statement are not deposits of a bank, are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

Table of Contents

Overview
Key Features of the Merger ..................................................................................................................................	1
Reasons for the Merger and Board of Trustees Approval .......................................................................................	1
Merger Summary
Intro ....................................................................................................................................................................	2
Heritage Money Market Fund into Government Money Market Fund .....................................................................	2
Risk Descriptions ................................................................................................................................................	9
Management of the Fund ....................................................................................................................................	11
Merger Information
Board Considerations ..........................................................................................................................................	13
Agreement and Plan of Reorganization .................................................................................................................	15
Material U.S. Federal Income Tax Consequences of the Merger .............................................................................	16
Account Information
Share Class Eligibility ...........................................................................................................................................	27
Compensation to Financial Professionals and Intermediaries ................................................................................	28
Buying and Selling Fund Shares ...........................................................................................................................	29
Exchanging Fund Shares ......................................................................................................................................	31
Frequent Purchases and Redemptions of Fund Shares ..........................................................................................	32
Distributions ........................................................................................................................................................	32
Determination of Net Asset Value .........................................................................................................................	33
Information on Shareholders' Rights ...................................................................................................................	35
Financial Statements ..........................................................................................................................................	37
Pro Forma Capitalization .....................................................................................................................................	38
Additional Information ........................................................................................................................................	40
Exhibits
Exhibit A - Agreement and Plan of Reorganization ................................................................................................	A-1
Exhibit B - Comparison of the Funds' Fundamental Investment Policies .................................................................	B-1

OVERVIEW

This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this Prospectus/Information Statement, in the Merger SAI, in each Fund’s prospectus, financial statements contained in its annual report, SAI, and in the related Agreement and Plan of Reorganization (the “Plan”), a form of which is attached as Exhibit A hereto.

KEY FEATURES OF THE MERGER

The Plan sets forth the key features of the Merger covered thereby and generally provides for the following:

■	the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for new shares of the Acquiring Fund;

■	the assumption by the Acquiring Fund of all of the assets and liabilities of the Target Fund;

■	the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund’s shareholders; and

■	the assumption of the cost of the Merger by Allspring Funds Management, LLC ( the “Manager” or “Allspring Funds Management”) or one of its affiliates.

The Merger is scheduled to take place on or about August 16, 2024 (the “Closing Date”). For a more complete description of the Merger, see the section entitled “Merger Information - Agreement and Plan of Reorganization,” as well as Exhibit A. The costs of the Merger, including printing and mailing this Prospectus/Information Statement, (other than brokerage and transaction costs associated with the sale or purchase of portfolio securities in connection with the Merger) will be paid by Allspring Funds Management or one of its affiliates, and so will not be borne by shareholders of any Fund. Allspring Funds Management or one of its affiliates will bear these costs even if the Merger can not be completed.

REASONS FOR THE MERGER AND BOARD OF TRUSTEES APPROVAL

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of the Trust held on May 28-30, 2024 (the “Meeting”), the Trustees, all of whom are not “interested persons,” as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered and unanimously approved the Merger.

Prior to approving the Merger, the Board received the recommendation that the Merger be approved from the Manager. In recommending the approval of the Merger to the Board, the Manager noted that it considered various factors, including recent amendments to Rule 2a-7 under the 1940 Act that will require the Target Fund to begin charging mandatory liquidity fees, and the significant operational and business challenges to money market fund shareholders and sponsors posed by such mandatory liquidity fees.

Before approving the Merger, the Board reviewed information about the Funds and the Merger. This included, among other things and in addition to information about the challenges of implementing mandatory liquidity fees, a comparison of the relative sizes of the Funds, information about the Funds’ yields and expenses (including pro forma expense information of the Acquiring Fund following the Merger), as well as the similarities and differences between the Funds’ investment objectives, principal investment strategies and specific portfolio characteristics.

The Board has concluded that the Merger would be in the best interests of the Target Fund and the Acquiring Fund, and that existing shareholders’ interests will not be diluted as a result of the Merger. The Board has also approved the Plan on behalf of the Acquiring Fund. For further information about the considerations of the Board, please see the section entitled “Board Considerations.”

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MERGER SUMMARY

The following section provides a comparison of the Funds’ investment objectives, principal investment strategies, fundamental investment policies, risks, performance records, and expenses. It also provides information about what the management and share class structure of the Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this Prospectus/Information Statement and each Fund’s prospectus(es) and SAI.

ALLSPRING HERITAGE MONEY MARKET FUND INTO ALLSPRING GOVERNMENT MONEY MARKET FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger. The Acquiring Fund share class to be received in exchange for the applicable Target Fund share class was chosen based on a consideration of expense structure and shareholder eligibility similarities.

If you own this class of shares of the Allspring Heritage Money Market Fund (Target Fund):	You will receive this class of shares of the Allspring Government Money Market Fund (Acquiring Fund):1,[2]
Service Class	Administrator Class
Administrator Class	Institutional Class
Institutional Class	Institutional Class
Select Class	Select Class
1.	The minimum investment amounts applicable to the Acquiring Fund classes will be waived for Target Fund shareholders who receive such classes in connection with the Merger.
2.	The Acquiring Fund also offers Class A, Roberts & Ryan Class, Service Class, Sweep Class and Tribal Inclusion Class shares. These classes are not involved in the Merger.

The Target Fund is an institutional prime money market fund. It does not seek to maintain a stable net asset value (“NAV”) per share and instead computes its NAV using a market-based NAV, rounded to the fourth decimal place. The Acquiring Fund is a government money market fund. It seeks to maintain a stable NAV of $1.00 per share. The Acquiring Fund shares you will receive as a result of the Merger will have the same aggregate dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on how you can buy, sell or exchange shares of the Acquiring Fund see the section entitled “Account Information.” Additional information on how you can buy, sell or exchange shares of the Target Fund is available in the Target Fund’s prospectus and SAI. In addition, the distribution policies for the Funds are the same. Please note that the Target Fund has the ability to impose a discretionary liquidity fee (not to exceed 2% of the value of the shares redeemed) on redemptions if the Fund’s Board (or its delegate) determines that doing so is in the best interests of the Fund, while the Board has elected not to adopt the possibility of a discretionary liquidity fee with respect to the Acquiring Fund.

Investment Objective and Strategy Comparison

The following section compares the investment objectives and principal investment strategies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

Both Funds have identical investment objectives. However, as the Target Fund is a prime institutional money market fund and the Acquiring Fund is a government money market fund, there are differences in their principal investment strategies. Both Funds invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments. However, for the Acquiring Fund, these money market instruments consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations; while for the Target Fund, these money market instruments include bank obligations, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements, and may include securities of foreign issuers.

Allspring Heritage Money Market Fund (Target Fund)	Allspring Government Money Market Fund (Acquiring Fund)
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks current income, while preserving capital and liquidity.	The Fund seeks current income, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

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Allspring Heritage Money Market Fund (Target Fund)	Allspring Government Money Market Fund (Acquiring Fund)

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Fundamental Investment Policy Comparison

The fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a chart of the Funds’ fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

The principal risks of the Target Fund are similar, but not exactly the same as, to those of the Acquiring Fund. The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Heritage Money Market Fund (Target Fund)	Allspring Government Money Market Fund (Acquiring Fund)
Debt Securities Risk	Debt Securities Risk
Foreign Investment Risk	Not a risk of the Fund.
Industry Concentration Risk	Not a risk of the Fund.
Management Risk	Management Risk
Market Risk	Market Risk
Money Market Fund Risk	Money Market Fund Risk
Mortgage- and Asset-Backed Securities Risk	Not a risk of the Fund.
Municipal Securities Risk	Not a risk of the Fund.
Repurchase Agreement Risk	Repurchase Agreement Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in each Fund’s prospectuses and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year. Past performance is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. To obtain a current 7-day yield for either Fund call toll-free 1-800-222-8222. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

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Calendar Year Total Returns for Institutional Class Shares (%) for the Allspring Heritage Money Market Fund

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Highest Quarter: December 31, 2023	+1.39%
Lowest Quarter: December 31, 2020	-0.01%
Year-to-date total return as of March 31, 2024 is +1.32%

Average Annual Total Returns for the periods ended 12/31/2023 for the Allspring Heritage Money Market Fund
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2000	5.20%	1.93%	1.31%
Administrator Class	6/26/1995	5.07%	1.84%	1.22%
Select Class	6/29/2007	5.29%	1.99%	1.37%
Service Class	6/30/2010	4.96%	1.77%	1.15%

Calendar Year Total Returns for Institutional Class Shares (%) for the Allspring Government Money Market Fund

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Highest Quarter: December 31, 2023	+1.32%
Lowest Quarter: March 31, 2021	0.00%
Year-to-date total return as of March 31, 2024 is +1.30%

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Average Annual Total Returns for the periods ended 12/31/2023 for the Allspring Government Money Market Fund
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/28/2003	4.98%	1.76%	1.14%
Administrator Class	7/31/2003	4.84%	1.67%	1.06%
Select Class[1]	6/30/2015	5.05%	1.81%	1.19%
1.	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

Shareholder Fee and Fund Expense Comparison

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund. For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The first table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. With respect to both the Target Fund and the Acquiring Fund, none of the share classes involved in the Merger has a sales charge. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

The second table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended January 31, 2024. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended January 31, 2024, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Heritage Money Market Fund (Pre-Merger)	Allspring Government Money Market Fund (Pre-Merger)	Allspring Government Money Market Fund (Pro Forma)
	Administrator Class	Institutional Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
	Institutional Class	Institutional Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
	Select Class	Select Class	Select Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None

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Shareholder Fees (fees paid directly from your investment)
	Allspring Heritage Money Market Fund (Pre-Merger)	Allspring Government Money Market Fund (Pre-Merger)	Allspring Government Money Market Fund (Pro Forma)
	Service Class	Administrator Class	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None

	Allspring Heritage Money Market Fund (Pre-Merger)	Allspring Heritage Money Market Fund (Pre-Merger)	Allspring Government Money Market Fund (Pre-Merger)	Allspring Government Money Market Fund (Pro Forma)
	Service Class		Administrator Class	Administrator Class
Management Fees	0.15%		0.13%	0.12%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.38%		0.20%	0.20%
Total Annual Fund Operating Expenses	0.53%		0.33%	0.32%
Waiver of Fund Expenses	(0.10)%		0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.43%[1]		0.33%[2]	0.32%[3]
	Administrator Class	Institutional Class	Institutional Class	Institutional Class
Management Fees	0.15%	0.15%	0.13%	0.12%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.21%	0.09%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.36%	0.24%	0.21%	0.20%
Waiver of Fund Expenses	(0.03)%	(0.04)%	(0.01)%	0.00%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.33%[4]	0.20%[5]	0.20%[6]	0.20%[7]
	Select Class		Select Class	Select Class
Management Fees	0.15%		0.13%	0.12%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.04%
Total Annual Fund Operating Expenses	0.20%		0.17%	0.16%
Waiver of Fund Expenses	(0.07)%		(0.03)%	(0.02)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.13%[8]		0.14%[9]	0.14%[10]
1.	The Manager has contractually committed through May 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through May 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.34% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap.

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Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through May 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the Total Annual Fund Operating Expenses After Fee Waivers at 0.34% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	The Manager has contractually committed through May 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.33% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through May 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	The Manager has contractually committed through May 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	The Manager has contractually committed through May 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	The Manager has contractually committed through May 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.13% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	The Manager has contractually committed through May 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.14% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through May 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Fund Expenses. The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the dates indicated in the footnotes above (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Heritage Money Market Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Administrator Class	$34	$113	$199	$453
Institutional Class	$20	$73	$131	$302
Select Class	$13	$57	$106	$248
Service Class	$44	$160	$286	$655

Allspring Government Money Market Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Administrator Class	$34	$106	$185	$418
Institutional Class	$20	$66	$116	$266
Select Class	$14	$49	$90	$211

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Allspring Government Money Market Fund (Pro Forma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Administrator Class	$33	$103	$180	$406
Institutional Class	$20	$64	$113	$255
Select Class	$14	$47	$86	$200

With respect to both the Target and Acquiring Fund, none of the share classes involved in the Merger has a distribution (12b-1) fee. Service Class shares of the Target Fund have a 0.25% shareholder servicing fee. Service Class shareholders will receive Administrator Class shares of the Acquiring Fund, which have a 0.10% shareholder servicing fee. Administrator Class shares of the Target Fund have a shareholder servicing fee of 0.10%. Administrator Class shareholders will receive Institutional Class shares of the Acquiring Fund, which do not have a shareholder servicing fee. Institutional Class shares of the Target Fund and Select Class shares of both the Target and Acquiring Fund do not have a shareholder servicing fee.

Fund Management Information

The following table identifies the investment manager and sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled “Management of the Funds.”

Allspring Government Money Market Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC

Tax Information

It is expected that, for U.S. federal income tax purposes and under currently applicable U.S. federal income tax law, the Merger will be treated as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended )the “Internal Revenue Code”). A receipt of an opinion substantially to that effect from Kirkland & Ellis LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger generally will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The remainder of this discussion assumes that the Merger will be treated as a “reorganization” under Section 368(a) of the Internal Revenue Code.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, generally resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain.

Before the Closing Date the Target Fund expects to sell an insignificant portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. Any realignment of the Target Fund’s portfolio could result in additional portfolio transaction costs to the Target Fund and increased taxable distributions to shareholders of the Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

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RISK DESCRIPTIONS

An investment in the Acquiring Fund is subject to certain risks. You could lose money by investing in the Acquiring Fund. Although the Acquiring Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Acquiring Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Acquiring Fund’s sponsor is not required to reimburse the Acquiring Fund for losses, and you should not expect that the sponsor will provide financial support to the Acquiring Fund at any time, including during periods of market stress. The following provides additional information regarding the various risks (in alphabetical order) of investing in the Acquiring Fund as referenced in the section entitled “Merger Summary - Principal Risk Comparison”.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, inflation, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by

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the entity will be adversely impacted. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

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MANAGEMENT OF THE FUNDS

The following provides additional information regarding the manager and sub-adviser of the Acquiring Fund as referenced in the section entitled “Merger Summary” and also provides expenses related to the operation of the Acquiring Fund.

MANAGER

Allspring Funds Management, headquartered at 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203, provides advisory and fund-level administrative services to the Acquiring Fund pursuant to an investment management agreement. Allspring Funds Management is a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. Allspring Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts.

SUB-ADVISER

Allspring Investments is a registered investment adviser located at 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Allspring Investments, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

MANAGEMENT AND SUB-ADVISORY FEES

As compensation for the investment management services Allspring Funds Management provides to the Acquiring Fund, Allspring Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund’s average daily net assets.

Fund	Management Fee
Government Money Market Fund	First $5B Next $5B Next $5B Next $85B Over $100B	0.150% 0.140% 0.130% 0.125% 0.120%

For providing investment sub-advisory services to the Acquiring Fund, Allspring Investments is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of the Acquiring Fund’s average daily net assets. Allspring Investments is compensated for its services by Allspring Funds Management from the fees Allspring Funds Management receives for its services as investment manager to the Acquiring Fund.

Fund	Sub-Advisory Fee
Government Money Market Fund	First $1B Next $2B Next $3B Over $6B	0.05% 0.03% 0.02% 0.01%

For the Acquiring Fund’s most recent fiscal year, the management fee paid to Allspring Funds Management, net of any applicable waivers and reimbursement was as follows:

Management Fees Paid
As a % of average daily net assets
Allspring Government Money Market Fund	0.13%

For a discussion regarding the basis for the approval of the Acquiring Fund’s Management Agreement and Sub-Advisory Agreement by the Board, please see the Acquiring Fund’s semi-annual report for the period ended July 31, 2023.

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MULTI-MANAGER ARRANGEMENT

The Funds and Allspring Funds Management have obtained an exemptive order from the SEC that permits Allspring Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Allspring Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Allspring Funds Management or of a company that wholly owns Allspring Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser,such as affiliated sub-advisers that are not wholly-owned subsidiaries of Allspring Funds Management or of a company that wholly owns Allspring Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).

As such, Allspring Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Allspring Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If anew sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90days. The Funds are not required to disclose the individual fees that Allspring Funds Management pays to a Multi-Manager Sub-Adviser.

ADDITIONAL INFORMATION REGARDING THE EXPENSES OF THE FUNDS

The Target Fund and the Acquiring Fund each pay Allspring Funds Management a class-level administrative fee. The class-level administrative fee is applied on a class-by-class basis and at rates that differ among classes. Allspring Funds Management provides or obtains transfer agency services for the Target Fund and the Acquiring Fund as part of its class-level administrative service, and the administrative fee paid on a class-by-class basis is intended in part to compensate Allspring Funds Management for providing or obtaining those transfer agency services. The Target Fund’s and the Acquiring Fund’s SAI contains more information regarding the administration and transfer agency service fees borne by the Target Fund and the Acquiring Fund.

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MERGER INFORMATION

BOARD CONSIDERATIONS

At a meeting of the Board of the Trust held on May 29-30, 2024, the Trustees, all of whom are not “interested persons,” as defined in the 1940 Act, considered the Merger of the Target Fund into the Acquiring Fund. In advance of the Meeting, Allspring Funds Management provided extensive background materials and analyses to the Board. These materials included the rationale for the proposed Merger, as well as information on the investment objectives and principal investment strategies of both the Target Fund and the Acquiring Fund; their respective fee arrangements, operating expense ratios, asset sizes, and investment performance; and analyses of certain tax information, transaction cost information and the projected benefits of the Merger. Representatives of Allspring Funds Management presented these materials and responded to questions at the Meeting.

The Independent Trustees reviewed and discussed these materials and analyses with Allspring Funds Management and among themselves. The Independent Trustees were assisted in their evaluation of the Merger by independent legal counsel, with whom they met separately and from whom they received separate legal advice. After such review, discussion and evaluation, the Board unanimously approved the Plan for the Merger at the Meeting. In its deliberations, the Board considered that some of the projected benefits of the Merger would accrue to Allspring Funds Management and its affiliates, in addition to those that would accrue to the shareholders of the Target Fund and the Acquiring Fund. The Board focused on the benefits to Fund shareholders in addition to any benefits to be realized by Allspring Funds Management and its affiliates when evaluating the Merger overall, and determined that merging the Target Fund into the Acquiring Fund would be in the best interests of each Fund. The Board took into account that while the Target Fund is a money market fund with a floating net asset value (“NAV”) per share and the Acquiring Fund is a money market fund with a stable NAV per share, the Merger will be effected using a conversion factor to determine the number of Acquiring Fund shares to be received by Target Fund shareholders that takes into account the relative NAV per share of the Target Fund and Acquiring Fund. As a result, the Board determined that the interests of the shareholders of both the Target Fund and the Acquiring Fund would not be diluted as a result of the Merger.

In approving the Plan, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors. The reasons for the Board’s approval of the Merger in respect of the Target Fund included the following:

Overall Basis For Approval. The Board considered a number of factors in determining that the Merger would be in the best interests of the Target Fund and its shareholders. The Board noted that as a result of changes adopted by the SEC in July 2023 to rules governing money market funds, the Target Fund, which operates as an institutional money market fund under Rule 2a-7 under the 1940 Act, will be required to institute mandatory liquidity fees to be charged to Target Fund shareholders under certain circumstances. The Board considered Allspring Funds Management’s assessment that, due to the significant operational and business challenges to money market fund shareholders and sponsors posed by mandatory liquidity fees, such regulatory changes are expected to significantly lessen the demand for institutional money market funds, including the Target Fund. The Board noted that the investment objectives of the Funds are identical, while also noting the differences in the Funds’ principal investment strategies. In this regard, the Board took into account that the Merger would result in a floating NAV prime institutional money market fund being merged into a stable NAV government money market fund that is rated AAA by Moody’s Investors Service and S&P Global, with lower gross expense ratios for each share class, and lower net operating expense ratios for each share class other than Select Class. The Board also noted that Target Fund shareholders are expected to experience a reduction in yield in connection with the Merger due to differences in the Funds’ principal investment strategies.

The Board also reviewed Allspring Funds Management’s assessment of other possible options for the Target Fund, including liquidation of the Target Fund. The Board considered the long-term viability concerns of continuing to operate the Target Fund as it is currently operating due to increased regulatory obligations and outflows in the Target Fund’s assets, and noted that a liquidation would result in a taxable event for shareholders of the Target Fund. The Board also considered that the Merger is expected to be tax-free and would allow shareholders of the Target Fund the opportunity to continue to participate in a money market fund within the Allspring fund family.

Portfolio Management. The Board considered that the Target Fund’s current portfolio managers are also the portfolios managers of the Acquiring Fund and will continue to serve as the portfolio managers of the Acquiring Fund after the Merger, noting that Allspring Global Investments currently serves as the sub-adviser to each of the Target Fund and Acquiring Fund.

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Greater Potential Economies Of Scale And Viability. The Board also considered that shareholders of both the Target Fund and the Acquiring Fund may benefit from the potential for greater economies of scale and viability in the future by consolidating the Target Fund, a floating NAV prime institutional money market fund, into the Acquiring Fund, a AAA rated stable NAV government money market fund that is expected by Allspring Funds Management to have greater potential for asset growth and viability following the Merger.

Compatible Objectives And Investment Strategies. As described in the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) - Investment Objective and Strategy Comparison” above, the Board considered that the investment objective of the Target Fund - to seek current income, while preserving capital and liquidity - is identical to that of the Acquiring Fund.

The Board also noted differences in the Fund’s principal investment strategies, as the Target Fund is a prime institutional money market fund while the Acquiring Fund is a government money market fund. In this regard, the Board noted that, under normal circumstances, the Target Fund invests exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers, while the Acquiring Fund invests exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Gov¬ernment obligations and repurchase agreements collateralized by U.S. Government obligations. The Board also noted that Target Fund shareholders are expected to experience a reduction in yield in connection with the Merger due to differences in the Funds’ principal investment strategies.

The Board also considered transaction costs and other related fees with respect to the Merger, as well as the tax implications. The Board also considered that under normal circumstances, the Target Fund computes its NAV per share, rounded to at least four decimal places, on the basis of market values, while the Acquiring Fund seeks to maintain a stable NAV per share on the basis of amortized cost. The Board determined that because of the conversion ratio based on relative NAVs, the interests of the shareholders of both the Target Fund and the Acquiring Fund would not be diluted as a result of the Merger.

Comparative Performance. The Board reviewed the yields of the Target Fund relative to those of the Acquiring Fund, noting that Target Fund shareholders are expected to experience a reduction in yield in connection with the Merger due to differences in the Funds’ principal investment strategies. Shareholders should consult the chart in the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) - Fund Performance Comparison” for more detailed performance information, including information about each Funds’ performance relative to that of its primary benchmark index. Past performance is not predictive of future results.

Management and Sub-Advisory Fees. The Board noted that the Acquiring Fund’s contractual management fee rate schedule is identical to that of the Target Fund, and that the Acquiring Fund’s effective management fee rate is less than that of the Target Fund. The Board also considered that Allspring Funds Management agreed to extend the Acquiring Fund’s expense cap for each share class through May 31, 2026, and that thereafter, the cap may not be increased or removed without Board approval.

The Board considered that the contractual sub-advisory fee rate schedule with respect to the Acquiring Fund is identical to that of the Target Fund, and that the effective sub-advisory fee rate to be paid in connection with the management of the Acquiring Fund after the Merger will be lower than that currently paid in connection with the management of the Target Fund. The Board noted that the sub-advisory fee in each case is paid by Allspring Funds Management, and not by the respective Fund. The Board further noted that, given the affiliation between the Funds’ sub-adviser and Allspring Funds Management, the overall compensation retained by Allspring Funds Management and its affiliates on a combined basis will remain the same, and that the sub-adviser’s profitability information with respect to providing services to the Funds would be subsumed in the Allspring profitability analysis.

Gross And Net Operating Expense Ratios Of The Funds. The Board noted that the pro forma combined gross operating expense ratio for each share class of the Acquiring Fund is lower than that of each corresponding share class of the Target Fund based on average net assets for the six-month period ended March 31, 2024.

The Board also considered that the pro forma combined net operating expense ratio of each share class of the Acquiring Fund other than Select Class will be lower than that of each corresponding share class of the Target Fund, after giving effect to the Merger and taking into account fee waiver and expense reimbursement commitments by Allspring Funds Management. In this regard, the Board noted that, based on total assets for the six-month period ended March 31, 2024:

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■	Target Fund Service Class shareholders will receive Administration Class shares of the Acquiring Fund, which is expected to result in a reduction in net operating expenses for such Target Fund shareholders;

■	Target Fund Administration Class shareholders will receive Institutional Class shares of the Acquiring Fund, which is expected to result in a reduction in net operating expenses for such Target Fund shareholders;

■	Target Fund Institutional Class shareholders will receive Institutional Class shares of the Acquiring Fund, which is expected to result in identical net operating expenses for such Target Fund shareholders; and

■	Target Fund Select Class shareholders will receive Select Class shares of the Acquiring Fund, which is expected to result in a one basis point increase in net operating expenses for such Target Fund shareholders.

The Board noted that while the Target Fund’s Select Class shareholders were expected to experience a one basis point increase in expenses as a result of the Merger, Allspring Funds Management believed the Merger would nonetheless be in the shareholders’ best interests. The Board noted that Allspring Funds Management had considered creating a new share class for the Acquiring Fund that would have had the same or lower net expense ratio as the Target Fund’s Select Class for purposes of the Merger, but noted that due to the short-term nature of money market fund flows, Allspring Funds Management believed that the costs and operational inefficiencies associated with launching and maintaining such a share class would outweigh the short-term marginal benefits to such shareholders.
The Board also noted that the current expense cap for the Acquiring Fund’s Select Class was already highly competitive when compared to peers.

The Board also considered that Allspring Funds Management agreed (contingent upon the closing of the Merger) to extend the Acquiring Fund’s expense cap for each share class through May 31, 2026, and that thereafter, the cap may not be increased or removed without Board approval.

Expenses Of The Merger. The Board was advised that Allspring Funds Management or one of its affiliates will bear all expenses incurred in connection with the Merger (other than brokerage or transaction costs associated with the sale or purchase of portfolio securities in connection with the Merger).

Conclusion. Ultimately, in the exercise of its business judgment, the Board determined that participating in the Merger would be in the best interests of both the Target Fund and the Acquiring Fund. The Board further determined that the interests of the shareholders of both the Target Fund and the Acquiring Fund would not be diluted as a result of the Merger.

AGREEMENT AND PLAN OF REORGANIZATION

The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.

The Plan provides that the Acquiring Fund will acquire all of the assets of the Target Fund in exchange for shares of equal value of the Acquiring Fund (measured on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, at 9:00 a.m. Eastern Time on a particular Merger date (the “Effective Time”).

The number of full and fractional shares of each class of the Acquiring Fund to be received by each corresponding class of the Target Fund will be determined by dividing the value of assets net of known liabilities attributable to the Target Fund class by the NAV of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net of liabilities and the NAV of each class of the Target Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course. The valuation will be conducted on the business day immediately preceding the Effective Time or upon such other date as the parties may agree, as of the last time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the “Valuation Date”).

Prior to the Closing Date, the Target Fund may declare a distribution which, together with all previous distributions, shall have the effect of distributing to the Target Fund’s shareholders (in shares of the Target Fund, or in cash, as the shareholder has previously elected) substantially all of the Target Fund’s undistributed investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or prior to the Effective Time, and all of its undistributed net capital gain realized in all taxable periods ending on or prior to the Effective Time (after reduction by any available capital loss carryforwards).

At the Effective Time or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the

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shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the Trust in accordance with applicable law and its Amended and Restated Declaration of Trust (“Declaration of Trust”).

A majority of the Board may terminate the Plan on behalf of the Target Fund or Acquiring Fund under certain circumstances. In addition, completion of a Merger is subject to numerous conditions set forth in the Plan, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes.

Allspring Funds Management or one of its affiliates will bear all expenses incurred in connection with the Merger even if the Merger is not completed (other than brokerage or transaction costs associated with the sale or purchase of portfolio securities in connection with the Merger).

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER

The following discussion summarizes certain material U.S. federal income tax consequences of the Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code, applicable U.S. Department of the Treasury (the “U.S. Treasury”) regulations, judicial authority and administrative rulings and practice, all as of the date of this Prospectus/Information Statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Merger or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person who does not hold Target Fund shares as capital asset at the time of the Merger; a holder of Target Fund shares through a tax-deferred account; and an entity taxable as a partnership for U.S. federal income tax purposes; or an investor in such an entity.

We have not requested and will not request a ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Merger or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your tax advisers and financial planners as to the particular tax consequences to you of the Merger of the Target Fund and of holding of shares of the Acquiring Fund, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of The Merger as a “Reorganization” Under the Internal Revenue Code. The obligation of the Funds to consummate the Merger is contingent upon their receipt of an opinion from Kirkland & Ellis LLP, tax counsel to the Funds, generally to the effect such Merger will be treated as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code. The remainder of this discussion assumes that the Merger will be treated as a “reorganization” under Section 368(a) of the Internal Revenue Code. Therefore, generally:

1.	no gain or loss will be recognized by the Target Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or (ii) upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

2.	no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund in exchange for the assumption of liabilities and obligations and issuance of the Acquiring Fund shares;

3.	the tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately before the transfer;

4.	the holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund;

5.	no gain or loss will be recognized by the Target Fund shareholders upon the exchange of all of their shares of the Target Fund for the Acquiring Fund shares;

6.	the aggregate tax basis of the Acquiring Fund shares to be received by the shareholders will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor; and

7.	a Target Fund shareholder’s holding period for the Acquiring Fund shares will include the period during which

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the Target Fund’s shares exchanged therefor were held by the Target Fund shareholder, provided that such Target Fund shareholder held the Target Fund shares as a capital asset on the date of the exchange.

The tax opinion described above, which will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by the Trust on behalf of the Acquiring Fund or the Target Fund, respectively. The tax opinion is not binding on the Internal Revenue Service and a court or the Internal Revenue Service may disagree with the opinions described above. The tax opinion described above is based upon current provisions of the Internal Revenue Code, the U.S. Treasury regulations promulgated thereunder, and existing administrative and judicial interpretations thereof, all of which are subject to change, potentially with retroactive effect. Changes in applicable law could adversely affect the tax opinion described above.

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. This discussion does not address any state, local or foreign tax consequences of the Merger. You are urged to consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Status as a Regulated Investment Company. Since its formation, each Fund has elected and believes it has qualified to be treated as a separate “regulated investment company,” or “RIC,” under Subchapter M of the Internal Revenue Code. Accordingly, each Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

Each Fund’s qualification and taxation as a RIC depends upon its ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Internal Revenue Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.

Post-January 1, 2011 Capital Loss Carry-Forwards
Target Fund	Short-Term	Long-Term
Heritage Money Market Fund as of January 31, 2024	$2,747,205	$0

In addition, the Fund’s capital loss carryovers and unrealized losses, once realized, may be subject to limitation in the hands of the combined Fund after the Merger under various provisions of the Internal Revenue Code. Even if the Merger does not result in the limitation on the use of the Fund’s losses, prior or future transactions by the Fund may have done or do so. See “Tax Attributes of the Combined Funds: Utilization of Capital Loss Carryovers and Unrealized Losses” below.

U.S. Federal Income Taxation of an Investment in the Acquiring Fund. The following discussion summarizes certain material U.S. federal income tax consequences of an investment in the Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax adviser about your specific tax situation. Please see the prospectus and statement of additional information for the Acquiring Fund for additional U.S. federal income tax information.

Tax Attributes of the Combined Funds: Utilization of Capital Loss Carryovers and Unrealized Losses. In general, if shareholders of the Target Fund before the Merger hold less than 50% of the outstanding shares of the Acquiring Fund immediately following the Merger, it is expected that limitations under the Internal Revenue Code will apply to any capital loss carryforwards of the Target Fund and, if the Target fund has a “net unrealized built-in loss” (as defined under Section 382 of the Internal Revenue Code) at the time of the Merger, any unrealized losses of the Target Fund.

In this regard, the Merger is expected to result in potential limitations on the ability of the Acquiring Fund to use the Target Fund’s capital loss carryforwards, if any, and, if the Target Fund has a “net unrealized built-in loss” at the time of the Merger, to recognize any capital losses on the disposition of assets acquired from the Target Fund to the extent the losses are realized within five years following the Merger and are attributable to unrealized capital losses inherent in the tax basis of such assets at the time of the Merger. These potential limitations generally would be imposed on an annual basis. Losses in excess of the limitation may be carried forward indefinitely for capital loss carryforwards, disallowed capital losses and post-2017 net operating loss carryforwards while pre-2018 net operating loss carryforwards are

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subject to a 20-year expiration from the year incurred. The limitations generally would equal the product of the fair market value of the Target Fund’s equity immediately prior to the Merger and the “long-term tax-exempt rate,” as published monthly by the Internal Revenue Service, in effect at such time. No assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Merger.

If the Target Fund has a “net unrealized built-in gain” (as defined under Section 382 of the Internal Revenue Code) at the time of the Merger, the Acquiring Fund will be prohibited from using (i) its own capital loss carryforwards, if any, and (ii) if the Acquiring Fund has a “net unrealized built-in loss” at the time of the Merger (as defined under Section 382 of the Internal Revenue Code), its own built-in losses (once realized), against the unrealized gains in the Target Fund’s portfolio at the time of the Merger, if any, to the extent such gains are realized within five years following the Merger. The ability of the Acquiring Fund to absorb its losses in the future depends upon a variety of factors that cannot be known in advance. Even if the Acquiring Fund is able to utilize its capital loss carryforwards or unrealized losses, the tax benefit resulting from those losses will be shared by both the Acquiring Fund shareholders and former Target Fund shareholders following the Merger. Therefore, an Acquiring Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Merger did not occur.

If the Acquiring Fund has a “net unrealized built-in gain” at the time of the Merger, the Acquiring Fund will also be prohibited from using (i) the Target Fund’s capital loss carryforwards, if any, and (ii) if the Target Fund has a “net unrealized built-in loss” at the time of the Merger, the Target Fund’s unrealized losses (once realized), against the unrealized gains in the Acquiring Fund’s portfolio at the time of the Merger, if any, to the extent such gains are realized within five years following the Merger. The ability of the Acquiring Fund to use the Target Fund’s losses (including unrealized losses) in the future depends upon a variety of factors that cannot be known in advance. Even if the Acquiring Fund is able to utilize capital loss carryforwards or unrealized losses of the Target Fund, the tax benefit resulting from those losses will be shared by both the Acquiring Fund shareholders and former Target Fund shareholders following the Merger. Therefore, a former Target Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Merger did not occur.

Further, in addition to the other limitations on the use of losses, under Section 381 of the Code, for the tax year of the Merger, only that percentage of the Acquiring Fund’s capital gain net income for such tax year (excluding capital loss carryforwards), if any, equal to the percentage of its tax year that remains following the Merger can be reduced by the Target Fund’s capital loss carryforwards (as otherwise limited under the Internal Revenue Code, as described above).

Distribution of Income and Gains. The Target Fund’s taxable year is expected to end as a result of the Merger. Under applicable U.S. federal income tax rules, the Target Fund generally will be required to declare to the Target Fund shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain (if any), in order to maintain the Target Fund’s treatment as a RIC with respect to its taxable year ending with the date of the Merger and to avoid being subject to any corporate-level U.S. federal income tax on its taxable income in respect of such taxable year (a “Tax Dividend”). It is expected that the Tax Dividend will equal or exceed all of the Target Fund’s previously undistributed net investment income and net realized capital gains and that as a result the Target Fund will not be subject to corporate-level U.S. federal income tax with respect to its final taxable year ending on the date on which the Merger are effective.

The Tax Dividend should be treated as a distribution with respect to the shares of the Target Fund. Accordingly, if you are a U.S. shareholder, the Tax Dividend generally will (subject to the last sentence in this paragraph) be taxable to you as ordinary income or capital gains depending on the type and amount of the Target Funds income to which the Tax Dividend is attributable. Distributions of the Target Fund’s investment company taxable income (which is, generally, Target Fund’s net ordinary income plus realized net short-term capital gains in excess of realized net long-term capital losses) will be taxable as ordinary income to the extent of Target Fund’s current or accumulated earnings and profits. To the extent any portion of the Tax Dividend is attributable to dividends from U.S. corporations and certain qualified foreign corporations, that portion may be eligible for taxation at a preferential rate if you are taxed at individual rates. In this regard, it is anticipated that the Tax Dividend will generally not be attributable to dividends and, therefore, generally will not qualify for the preferential rate. Distributions of the Target Fund’s net capital gains (which are generally the Target Fund’s realized net long-term capital gains in excess of realized net short-term capital losses) and properly reported by the Target Fund as “capital gain dividends” will be taxable to you as long-term capital gains. Distributions in excess of the Target Fund’s earnings and profits first will reduce your adjusted tax basis in your Target Fund shares and, after the adjusted basis is reduced to zero, will constitute capital gains to you.

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If you are a foreign shareholder, the Tax Dividend generally will be subject to withholding of U.S. federal tax at a 30% rate (or lower rate if you are eligible for a reduced rate under an applicable income tax treaty) to the extent attributable to a distribution of the Target Fund’s “investment company taxable income” out of current and accumulated earnings and profits, unless the distributions are properly designated as (1) paid by the Target Fund in respect of the Target Fund’s “qualified net interest income” (generally, the Target Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Target Fund is at least a 10% stockholder, reduced by expenses that are allocable to such income) or (2) paid by the Target Fund in connection with the Target Fund’s “qualified short-term capital gains” (generally, the excess of the Target Fund’s net short-term capital gains over the Target Fund’s net long-term capital losses for such taxable year). If any portion of the Tax Dividend is attributable to the Target Fund’s net capital gains or is in excess of the Target Fund’s current and accumulated earnings and profits, that portion of the Tax Dividend generally will not be subject to U.S. federal income tax. If the Tax Dividend is effectively connected with your conduct of a U.S. trade or business, you will not be subject to U.S. federal withholding tax, but you generally will be subject to tax on the Tax Dividend in the same manner as a U.S. shareholder, as described in the preceding paragraph.

Withholding taxes may be imposed under Sections 1471 to 1474 of the Internal Revenue Code Code (such Sections commonly referred to as the Foreign Account Tax Compliance Act, or “FATCA”) on certain types of payments made to non-U.S. financial institutions and certain other non-U.S. entities. Specifically, a 30% withholding tax may be imposed on certain types of income from sources within the United States, which may include the Tax Dividend, that are paid to a “foreign financial institution” or a “non-financial foreign entity” (each as defined in the Code), unless (1) the foreign financial institution undertakes certain diligence and reporting obligations, (2) the non-financial foreign entity either certifies it does not have any “substantial United States owners” (as defined in the Internal Revenue Code) or furnishes identifying information regarding each substantial United States owner, or (3) the foreign financial institution or non-financial foreign entity otherwise qualifies for an exemption from these rules. If the payee is a foreign financial institution and is subject to the diligence and reporting requirements in (1) above, it must enter into an agreement with the U.S. Treasury requiring, among other things, that it undertake to identify accounts held by certain “specified United States persons” or “United States-owned foreign entities” (each as defined in the Internal Revenue Code), annually report certain information about such accounts, and withhold 30% on certain payments to non-compliant foreign financial institutions and certain other account holders. Foreign financial institutions located in jurisdictions that have an intergovernmental agreement with the United States governing FATCA may be subject to different rules.

Target Fund shareholders are urged to consult their tax advisors regarding the potential application of withholding under FATCA to the Tax Dividend.

The preceding discussion is intended only as a summary of material U.S. federal income tax consequences of the Merger and does not address tax consequences that may vary with, or are contingent on, individual circumstances. Moreover, it does not address any non-income tax or any foreign, state or local tax consequences of the Mergers. Target Fund shareholders are strongly urged to consult their tax advisors as to the specific tax consequences resulting from the Merger, including tax return reporting requirements, the applicability and effect of United States federal, state, local and other tax laws and the effect of any proposed changes in the tax laws.

Qualification as a Regulated Investment Company. The Acquiring Fund has elected to be treated, and intends to continue to qualify, as a RIC under Subchapter M of Chapter 1, Subtitle A of the Internal Revenue Code. The Acquiring Fund will be treated as a separate entity from the Trust for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to the Acquiring Fund even though the Acquiring Fund is a series of the Trust. Furthermore, the Acquiring Fund will continue to separately determine its income, gains, losses and expenses for U.S. federal income tax purposes from the Trust.

In order to qualify as a RIC under the Internal Revenue Code, the Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Acquiring Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified

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publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the Acquiring Fund.

The Acquiring Fund must also diversify its holdings so that, at the end of each quarter of the Acquiring Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement described in clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to the Acquiring Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If the Acquiring Fund fails to satisfy any of the qualifying income and diversification requirements in any taxable year, such Acquiring Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement(s). Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Acquiring Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Acquiring Fund will be taxed at the regular corporate income tax rates, described below.

In addition, with respect to each taxable year, the Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss. If the Acquiring Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, the Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Acquiring Fund in the year they are actually distributed. However, if the Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution on December 31 of the first year. The Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Acquiring Fund will not be subject to U.S. federal income taxation. See further discussion below in “Taxation of Acquiring Fund Investments” for the Acquiring Fund’s ability to pass through to its shareholders the tax-exempt character of income from certain debt obligations by paying exempt-interest dividends.

Moreover, the Acquiring Fund may retain for investment all or a portion of its net capital gain. If the Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, the Acquiring Fund fails to qualify as a RIC and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Acquiring Fund may be required to distribute to its

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shareholders its earnings and profits attributable to non RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if the Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of five years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. The Acquiring Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals the Acquiring Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits the Acquiring Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Acquiring Fund’s total returns, it may reduce the amount that the Acquiring Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Acquiring Fund shares on Acquiring Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization methods used by the Acquiring Fund, and thus the Acquiring Fund’s use of these methods may be subject to IRS scrutiny.

For a description of the Acquiring Fund’s ability to use capital loss carryovers, see “Tax Attributes of the Combined Funds: Utilization of Capital Loss Carryovers and Unrealized Losses” above.

Excise Tax. If the Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, the Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that the Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by the Acquiring Fund is determined to be de minimis).

Taxation of Acquiring Fund Investments. In general, realized gains or losses on the sale of securities held by the Acquiring Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Acquiring Fund has held the disposed securities for more than one year at the time of disposition.

If at least 50% of the value of the Acquiring Fund’s total assets at the close of each quarter of its taxable year consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Acquiring Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. “Exempt-interest dividends” are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.

The Acquiring Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by the Acquiring Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Acquiring Fund will not be deductible to the extent that the Acquiring Fund’s distributions are exempt from U.S. federal income tax. In addition, an investment in the Acquiring Fund may result in liability for U.S. federal alternative minimum tax (“AMT”). Certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain “private activity bonds.” To the extent the Acquiring Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Acquiring Fund.

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Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds are urged to consult their tax advisers before purchasing shares in the Acquiring Fund. Furthermore, shareholders will not be permitted to deduct any of their shares of the Acquiring Fund’s expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by the Acquiring Fund to a corporate shareholder are included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation, and may also affect its U.S. federal excise liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28%. Corporations are not subject to the U.S. federal AMT. Shareholders with questions or concerns about the U.S. federal AMT are urged to consult their tax advisers.

If the Acquiring Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Acquiring Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if the Acquiring Fund purchases a debt obligation with market discount (generally, a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any accrued OID)), the Acquiring Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. The Acquiring Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in its income, even though the cash representing such income may not have been received by the Acquiring Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Acquiring Fund which the Acquiring Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Acquiring Fund.

If the Acquiring Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Acquiring Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Acquiring Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Acquiring Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

The Acquiring Fund may be required to incur certain fees that are treated as OID and required to be included in income for financial statement purposed when received (rather than when accrued into income under prior law).

If an option granted by the Acquiring Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Acquiring Fund of the option from its holder, the Acquiring Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Acquiring Fund in the closing transaction. Some capital losses realized by the Acquiring Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by the Acquiring Fund pursuant to the exercise of a covered call option granted by it, the Acquiring Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Acquiring Fund pursuant to the exercise of a put option granted by it, the Acquiring Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options in which the Acquiring Fund invests will be deemed “Section 1256 contracts.” The Acquiring Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require the Acquiring Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify

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as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Acquiring Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Offsetting positions held by the Acquiring Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Internal Revenue Code which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Internal Revenue Code, described above. If the Acquiring Fund is treated as entering into a “straddle” and at least one (but not all) of the Acquiring Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 then such straddle could be characterized as a “mixed straddle.” The Acquiring Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Acquiring Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Acquiring Fund, losses realized by the Acquiring Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Acquiring Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of the straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Acquiring Fund had not engaged in such transactions.

If the Acquiring Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Acquiring Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Acquiring Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon the Acquiring Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon the Acquiring Fund’s holding period in the position and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Acquiring Fund’s taxable year and the Acquiring Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain the Acquiring Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Internal Revenue Code’s rules. The amount of long-term capital gain is limited to the amount of such gain the Acquiring Fund would have had if the Acquiring Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, the Acquiring Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Acquiring Fund, defer losses to the Acquiring Fund, cause adjustments to the holding periods of the Acquiring Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of an IRS revenue ruling that held that income

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from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while the Acquiring Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Acquiring Fund as a RIC might be jeopardized. Certain requirements that must be met under the Internal Revenue Code in order for the Acquiring Fund to qualify as a RIC may limit the extent to which the Acquiring Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Acquiring Fund may involve complex tax rules that may result in income or gain recognition by the Acquiring Fund without corresponding current cash receipts. Although the Acquiring Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Fund, in which case the Acquiring Fund may have to distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Distributions paid out of the Acquiring Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on the Acquiring Fund’s shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such dividends and other distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Acquiring Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Acquiring Fund’s earnings and profits, described above, are determined at the end of the Acquiring Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of the Acquiring Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Acquiring Fund shares and then as capital gain. The Acquiring Fund may make distributions in excess of its earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of net investment income generally are taxable as ordinary income, and distributions of net gains from the sale of investments that the Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly reported in writing by the Acquiring Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Acquiring Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Acquiring Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Acquiring Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Acquiring Fund earned on direct obligations of the U.S. government if the Acquiring Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for state tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held the Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the

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shareholder purchases substantially identical shares (including through dividend reinvestment) within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to the Acquiring Fund share and the Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this Prospectus/Information Statement.

U.S. Federal Income Tax Rates. Non-corporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are currently taxed at a maximum rate of 37% on ordinary income and 20% on long-term capital gain.

The flat corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from the Acquiring Fund may qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

In addition, noncorporate Acquiring Fund shareholders generally will be subject to an additional 3.8% tax on their “net investment income,” which ordinarily includes taxable distributions received from the Acquiring Fund and taxable gain on the disposition of Acquiring Fund shares, or, if less, the excess of the shareholder’s “modified adjusted gross income” over $250,000 for married persons filing jointly and $200,000 for single taxpayers.

A U.S. withholding tax at a 30% rate, or lower rate provided under an applicable income tax treaty, will be imposed on dividends and proceeds of redemptions in respect of Acquiring Fund shares received by Acquiring Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Acquiring Fund will not pay any additional amounts in respect of any amounts withheld.

Acquiring Fund shareholders are urged to discuss with their tax advisers or financial planners tax rates and withholding taxes imposed upon them.

Backup Withholding. The Acquiring Fund generally is required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Acquiring Fund shareholder if (i) the shareholder fails to furnish the Acquiring Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Acquiring Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on a shareholder. A shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder generally may avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, distributions made to foreign shareholders will be subject to non-refundable, U.S. federal income tax withholding at a 30% rate (or lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding. The Acquiring Fund could report in writing to its shareholders distributions to foreign shareholders that would not be subject to U.S. federal income tax withholding, if the distributions were attributable to “portfolio interest” from U.S. sources or short-term capital gain and certain other requirements were met. However, the Acquiring Fund cannot provide any assurance that it will make any such designations.

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Capital gain distributions and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

The 30% (or lower treaty rate) withholding tax described above will be imposed on dividends on, and the gross proceeds of dispositions of, Acquiring Fund shares paid to foreign shareholders unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which generally are defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisers regarding the implications of this withholding tax on their investment in the Acquiring Fund.

Before investing in the Acquiring Fund’s shares, a prospective foreign shareholder are urged to consult with its tax advisers, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Acquiring Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors are urged to consult their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged to consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Legislative and Administrative Proposals. Prospective shareholders are urged to recognize that the present U.S. federal income tax treatment of the Acquiring Fund and its shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You are urged to consult your tax advisers and financial planners concerning the status of legislative and administrative proposals that may pertain to holding Acquiring Fund shares.

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Account Information

The following information provides additional details regarding the share classes offered and transaction-related policies followed by the Acquiring Fund. Detailed information regarding the share classes offered and transaction-related policies followed by the Target Fund is available in the Target Fund’s prospectuses.

SHARE CLASS ELIGIBILITY

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Allspring Funds Management. Unless otherwise noted, the following investors may purchase Administrator Class shares without investing a minimum initial investment amount:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Fund of Funds including those advised by Allspring Funds Management;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $1 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms;bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. The following investors may purchase Institutional Class shares and are not subject to a minimum initial investment amount except as noted below:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory,investment, consulting or similar services;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Funds of funds, including those advised by Allspring Funds Management;

■	Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $500,000in a Fund;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $1 million directly in a Fund;

■	Certain investors and related accounts as detailed in the Statement of Additional Information;

■	Investors purchasing shares through an intermediary, acting solely as a broker on behalf of its customers, that holds such shares in an omnibus account and charges investors a transaction based commission outside of the Fund. In order to offer Fund shares, an intermediary must have an agreement with the Fund’s distributor authorizing the use of the share class within this type of platform;

■	Current and retired employees, directors/trustees and officers of:

•	Allspring Funds (including any predecessor funds);

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•	Allspring Global Investments Holdings, LLC and its affiliates; and

•	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the foregoing; and

■	Current employees of:

•	a Fund’s sub-adviser(s), but only for the Fund(s) for which such sub-adviser provides investment advisory services.

Eligibility requirements for Institutional Class shares may be modified or discontinued at any time.

Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Allspring Funds Management. Unless otherwise noted below, the following investors may purchase Select Class shares without investing a minimum initial investment amount:

■	Affiliated Funds using the Fund to invest cash;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $50 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $50 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

COMPENSATION TO FINANCIAL PROFESSIONALS AND INTERMEDIARIES

Shareholder Servicing Plan

The Acquiring Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Acquiring Fund to enter into agreements with the Acquiring Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Administrator Class	Institutional Class	Select Class
Allspring Government Money Market Fund	0.10%	None	None

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by certain classes of the Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

In return for these Additional Payments, the Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you are urged to consult with your financial professional and review carefully any disclosure by the

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intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Allspring Funds website at www.allspringglobal.com.

BUYING AND SELLING FUND SHARES

For more information regarding buying and selling Fund shares, please visit www.allspringglobal.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit allspringglobal.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Allspring Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

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	Opening an Account	Adding to an Account or Selling Fund Shares
By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at allspringglobal.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Allspring Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Allspring Funds or if all of the owners of your Allspring Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Allspring Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Allspring Funds.
By Exchange	Identify an identically registered Allspring Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

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Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Allspring Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds/Right to Delay Payment. For the Government Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for Government Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Government Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

EXCHANGING FUND SHARES

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Allspring Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

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■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class A and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Allspring Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Allspring Funds Management determines that an investor has engaged in timing activities in contravention of the Fund’s policies (as described in the prospectus for the non-money market Fund), Allspring Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Allspring Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Allspring Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

DISTRIBUTIONS

The Fund declares distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Allspring Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

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If a Request is Received in Good Order:	Dividends Begin to Accrue:
Government Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

DETERMINATION OF NET ASSET VALUE

Allspring Funds Management determines the NAV of each Fund’s shares each business day. Allspring Funds Management determines the NAV by subtracting a Fund Class’ liabilities from its total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.

Determination of the Net Asset Value of the Allspring Government Money Market Fund

The Acquiring Fund seeks to maintain a stable net asset value per share.

The Acquiring Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Acquiring Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Acquiring Fund’s portfolio on a particular day, a prospective investor in the Acquiring Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Acquiring Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.
Rule 2a-7 permits the Acquiring Fund to value its assets on the basis of amortized cost only so long as the Board believes that this valuation method fairly reflects the market-based NAV per share. The Acquiring Fund has adopted procedures that, among other things, enable the Acquiring Fund to maintain a stable per share NAV for purposes of the sale and redemption of the Acquiring Fund’s shares pursuant to Rule 2a-7 under the 1940 Act. Pursuant to Rule 2a-7, the Board is also required to establish procedures designed to stabilize, to the extent reasonably possible, the Acquiring Fund’s price per share as computed for the purpose of sales and redemptions at $1.00 per share. The extent of any deviation from $1.00 per share will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Acquiring Fund to maintain a per share NAV of $1.00, but there can be no assurance that the Acquiring Fund will do so.
It is expected that the Acquiring Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Acquiring Fund determined at any time is a negative amount, which could occur, for instance, during a low or negative interest rate environment, the Board may authorize the Acquiring Fund to take certain measures to seek to maintain a stable NAV per share at $1.00. These measures may include, among others, the implementation of “reverse distributions,” reverse share splits or other mechanisms to offset the impact of the negative net income on the Acquiring Fund’s NAV per share, thereby allowing the Acquiring Fund to maintain a stable NAV per share at $1.00. In a reverse distribution, the number of shares outstanding would be reduced on a pro rata basis from each shareholder. More specifically, the number of full and fractional shares outstanding in the account of each shareholder would be reduced by the number of full and fractional shares which represents such shareholder’s pro rata portion of the negative net income, with such reduction resulting in an automatic cancellation in the number of shares outstanding equal to the amount of the reduction. Depending on the specific measures taken, these measures may result in shareholders not receiving a dividend, holding fewer shares of the Acquiring Fund and/or experiencing a loss in the aggregate value of their investment in the Acquiring Fund. In each case, measures authorized by the Board in an effort to stabilize the NAV per share at $1.00 are subject to applicable law and the provisions of the Acquiring Fund’s organizational documents. Investments in the Acquiring Fund are subject to the potential that the Board may authorize

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such measures. Accordingly, each shareholder is deemed to have agreed to the implementation of such measures in these circumstances by his or her investment in the Acquiring Fund. There is no assurance that such measures will result in a stable NAV per share at $1.00. As an alternative to authorizing such measures, the Board may determine to discontinue the practice of seeking to maintain a stable NAV per share for the Acquiring Fund and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations.

Determination of the Net Asset Value of the Allspring Heritage Money Market Fund

The Target Fund does not seek to maintain a stable net asset value per share and instead has a floating net asset value that changes based on the market value of its holdings, rounded to the fourth decimal place. The NAV of each class of the Target Fund is determined at specified times throughout the day on each day the Target Fund is open for business, unless Allspring Funds Management determines otherwise. If the Merger is consummated, Target Fund shareholders will have their investments moved from the Target Fund, a money market fund with a floating net asset value rounded to the fourth decimal place, to the Acquiring Fund, a money market fund with a stable $1.00 net asset value. Notwithstanding the foregoing, the Board has determined that the shares held by Target Fund shareholders will not be diluted as a result of the Merger, as the Acquiring Fund shares that they will receive will have the same aggregate dollar value as their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

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INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

The Funds are series of the Trust. The Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. The Trust is organized as a Delaware statutory trust and is governed by the Declaration of Trust and applicable state and federal law.

Capitalization

The beneficial interests in the Target Fund and the Acquiring Fund are represented by an unlimited number of transferable shares of beneficial interest. The Trust’s governing documents permit the Board to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Board, all without shareholder approval. Fractional shares may be issued by both the Target Fund and Acquiring Fund. The Target Fund’s and the Acquiring Fund’s shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of the Fund are entitled to receive dividends and other amounts as determined by the Board. Shareholders of the Target Fund and Acquiring Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to advisory or investment management agreements or mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of a Delaware corporation. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trust or shareholders of the Trust are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the Trust may be subject to liability. To guard against this risk, the Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations.

The Declaration of Trust disclaims shareholder liability for the debts, liabilities, obligations and expenses of the Trust or any of its respective series and provide indemnification for all losses and expenses of any shareholder held liable for the obligations of the Target Fund. Shareholders have the same limitation of personal liability as is extended to shareholders of a Delaware for-profit corporation.

Shareholder Meeting and Voting Rights

Since the Target Fund and Acquiring Fund are both series of the Trust, the rights of the shareholders of each such Fund are identical. For further information, please see the section entitled “Capital Stock” in the Acquiring Fund’s SAI.

Liquidation

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Board, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such

35 |

Trustee by the Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of the Trust Instrument and Delaware law directly for more complete information.

Principal Holders of Fund Shares

As of June 17, 2024, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund. Except as noted below in the table, to the Fund’s knowledge, no persons owned of record 5% or more of any class of shares of the Fund. No person is reflected on the books and records of the Funds as owning beneficially 5% or more of any shares of the Funds as of June 17, 2024. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

[table(s) to come]

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FINANCIAL STATEMENTS

The audited financial highlights of each Fund for the last five fiscal years are incorporated by reference from the applicable Fund’s prospectus.

The SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and the reports thereon of KPMG LLP, independent registered public accounting firm to the Funds.

Fund Name	Financial Statements as of	Audited or Unaudited
Allspring Heritage Money Market Fund Allspring Government Money Market Fund	January 31, 2024	Audited

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PRO FORMA CAPITALIZATION

The following tables set forth the capitalizations of the Target and Acquiring Funds as of January 31, 2024, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the acquisition of the Target Fund’s assets at net asset value. The pro forma data reflects an exchange ratio for each Class as listed in the table below.

Fund	Fiscal Year-End
Allspring Government Money Market Fund	January 31

Exchange Ratio
Allspring Heritage Money Market Fund
Administrator Class	1.00
Institutional Class	1.00
Select Class	1.00
Service Class	1.00

ALLSPRING HERITAGE MONEY MARKET FUND INTO ALLSPRING GOVERNMENT MONEY MARKET FUND

	Allspring Heritage Money Market Fund (Target Fund)	Allspring Government Money Market Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A1	N/A	$404,404,310	$0	$404,404,310
Administrator Class	$79,261,229	$4,219,598,810	$25,231,0982,[3]	$4,324,091,137
Institutional Class	$755,729,728	$29,521,342,334	$79,261,229[4]	$30,356,333,291
Roberts and Ryan Class[1]	N/A	$101,446	$0	$101,446
Select Class	$2,596,581,811	$80,838,095,316	$0	$83,434,677,127
Service Class	$104,492,327	$1,092,007,926	($104,492,327)[3]	$1,092,007,926
Sweep Class[1]	N/A	$813,036,006	$0	$813,036,006
Tribal Inclusion Class[1]	N/A	$119,669,754	$0	$119,669,754
Total	$3,536,065,095	$117,008,255,902	$0	$120,544,320,997
Net Asset Value per Share
Class A1	N/A	$1.00	$0	$1.00
Administrator Class	$1.00	$1.00	$0	$1.00
Institutional Class	$1.00	$1.00	$0	$1.00
Roberts and Ryan Class[1]	N/A	$1.00	$0	$1.00
Select Class	$1.00	$1.00	$0	$1.00
Service Class	$1.00	$1.00	$0	$1.00
Sweep Class[1]	N/A	$1.00	$0	$1.00
Tribal Inclusion Class[1]	N/A	$1.00	$0	$1.00
Total Shares Outstanding
Class A1	N/A	404,426,200	0	404,426,200
Administrator Class	79,218,482	4,219,760,807	25,278,2012,3,[5]	4,324,257,490
Institutional Class	755,307,084	29,522,898,181	79,794,7285,[4]	30,357,999,993
Roberts and Ryan Class	N/A	101,452	0	101,452
Select Class	2,594,897,470	80,843,024,093	1,816,428[5]	83,439,737,991
Service Class	104,444,461	1,092,072,754	(104,444,461)[3]	1,092,072,754

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	Allspring Heritage Money Market Fund (Target Fund)	Allspring Government Money Market Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Sweep Class[1]	N/A	813,074,694	0	813,074,694
Tribal Inclusion Class[1]	N/A	119,676,279	0	119,676,279
Total	3,533,867,497	117,015,034,460	2,444,896[5]	120,551,346,853
1.	This share class is not involved in the Merger.
2.	Adjustment reflect that Heritage Money Market Fund Administrator Class shareholders will receive Government Money Market Fund Institutional Class shares rather than Government Money Market Administrator Class shares.
3.	Adjustment reflects that Heritage Money Market Fund Service Class shareholders will receive Government Money Market Fund Administrator Class shares.
4.	Adjustment reflects that Heritage Money Market Fund Administrator Class shareholders will receive Government Money Market Fund Institutional Class shares.
5.	Adjustment reflects the conversion of respective Target Fund shares into the shares of the Acquiring Fund.

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ADDITIONAL INFORMATION

The Target Fund and Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

Funds Trust

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
Dated as of [______________ __, 2024]

This AGREEMENT AND PLAN OF REORGANIZATION (this “Plan”) made as of this [insert date], 2024 by Allspring Funds Trust (“Funds Trust”), a Delaware statutory trust, for itself and on behalf of its respective Acquiring Fund and its respective Target Fund, as indicated in the chart below; and as to Section 15 of this Plan only, Allspring Funds Management, LLC (“Allspring Funds Management”), the investment manager to each series of Funds Trust.

Target Fund	Acquiring Fund
Heritage Money Market Fund Administrator Class Institutional Class Select Class Service Class	Government Money Market Fund Institutional Class Institutional Class Select Class Administrator Class

WHEREAS, Funds Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of its corresponding Target Fund (“Corresponding Target Fund”), as set forth in the chart above opposite a corresponding Acquiring Fund (“Corresponding Acquiring Fund”), in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund in connection with the liquidation and termination of the Target Fund (the “Reorganization”); and

WHEREAS the parties intend that the Reorganization will be treated as a “reorganization,” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions. The following terms shall have the following meanings:

1933 Act: The Securities Act of 1933, as amended.

1934 Act: The Securities Exchange Act of 1934, as amended.

Acquiring Class: The class of the Acquiring Fund’s shares that Funds Trust will issue to the shareholders of the Target Fund Class, as set forth above.

Acquiring Fund: Each Fund listed in the column entitled “Acquiring Fund,” as set forth above.
Acquiring Fund Financial Statements: The audited financial statements of the Acquiring Fund for its most recently completed fiscal year and the unaudited financial statements of the Acquiring Fund for its most recently completed semi-annual period.

Assets: All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund’s books.

Assets List: A list of securities and other Assets and Known Liabilities of or attributable to the Target Fund as of the date provided.

Board: The Board of Trustees of Funds Trust.

Closing Date: [Insert Date], 2024, or such other date as the parties may agree to in writing with respect to the Reorganization.

Corresponding Acquiring Class: The Acquiring Fund share class as set forth above.

A-1 |

Corresponding Acquiring Fund: The Acquiring Fund set forth opposite a Target Fund above.

Corresponding Target Class: The Target Fund share class set forth opposite an Acquiring Class above.

Corresponding Target Fund: The Target Fund set forth opposite an Acquiring Fund above.

Effective Time: 9:00 a.m. Eastern Time on the first business day following the Closing Date of the Reorganization, or such other time and date as the parties may agree to in writing.

Fund: An Acquiring Fund or a Target Fund.

Know, Known or Knowledge: Known after reasonable inquiry.

Liabilities: All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

Registration Statement: The Trust’s registration statement on Form N-1A, as filed with the SEC and in effect from time to time.

Reorganization Documents: Such bills of sale, assignments, and other instruments of transfer as Funds Trust deems desirable for the Target Fund to transfer to the Acquiring Fund all rights and title to and interest in the Target Fund’s Assets and Liabilities and for the Acquiring Fund to assume the Target Fund’s Assets and Liabilities.

Target Class: The Target Fund share class set forth opposite an Acquiring Class above.

Target Fund: Each Fund listed in the column entitled “Target Fund” above.

Target Fund Financial Statements: The audited financial statements of the Target Fund for its most recently completed fiscal year and the unaudited financial statements of the Target Fund for its most recently completed semi-annual period.

Valuation Time: The time on the Reorganization’s Closing Date, the business day immediately preceding the Closing Date if the Closing Date is not a business day or such other time as the parties may agree to in writing, that Funds Trust determines the net asset value of the shares of the Acquiring Fund and determines the value of the Assets of or attributable to the Target Fund, net of known Liabilities. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be the time of day then set forth in the Acquiring Fund’s and Target Fund’s Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2. Regulatory Filings. Funds Trust shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities.

3. Transfer of Target Fund Assets. Funds Trust shall take the following steps with respect to the Reorganization:

(a) At the Effective Time, Funds Trust with respect to the series that is a Target Fund shall assign, transfer, deliver and convey all of the Target Fund’s Assets to its Corresponding Acquiring Fund on the basis described in Subsection 3(c) of this Plan. Funds Trust with respect to the series that is an Acquiring Fund shall then accept the Target Fund’s Assets and assume the Target Fund’s Liabilities such that at and after the Effective Time (i) all of the Target Fund’s Assets at or after the Effective Time shall become and be the Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund’s Liabilities at the Effective Time shall attach to its Corresponding Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

(b) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Target Fund’s Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Acquiring Fund will advise its Corresponding Target Fund in writing of any investments shown on the Assets List that the Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Acquiring Fund.

(c) Funds Trust shall assign, transfer, deliver and convey the Target Fund’s Assets to its Corresponding Acquiring Fund at the Reorganization’s Effective Time on the following basis:

 | A-2

(1) In exchange for the transfer of the Assets, Funds Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Funds Trust shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Known Liabilities attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Funds Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Known Liabilities of the Corresponding Target Class;
(2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Known Liabilities, as of the Valuation Time substantially in accordance with the valuation procedures applicable to the Acquiring Fund; and
(3) Funds Trust shall cause its custodian to transfer the Target Fund’s Assets with good and marketable title to the account of the Acquiring Fund. Funds Trust shall cause its custodian to transfer all cash in the form of immediately available funds. Funds Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund’s account at the Effective Time to the Acquiring Fund’s account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Fund, Registration of Shares and Access to Records. Funds Trust also shall take the following steps for the Reorganization:

(a) At or as soon as reasonably practical after the Effective Time, Funds Trust shall dissolve and liquidate the Target Fund, and terminate the Target Fund as an authorized series of Funds Trust, in accordance with applicable law and its Amended and Restated Declaration of Trust (the “Declaration of Trust”) by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Funds Trust declared with respect to the shareholder’s Corresponding Target Class shares before the Effective Time. Funds Trust shall record on its books the ownership by the shareholders of the Acquiring Fund shares; Funds Trust shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Funds Trust does not issue certificates representing Fund shares and shall not be responsible for issuing certificates to shareholders of the Target Funds. Funds Trust shall wind up the affairs of the Target Fund.

(b) If a former Target Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund shares to a person other than the shareholder, Funds Trust shall require the shareholder to (i) furnish Funds Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Funds Trust that such tax has been paid or does not apply.

5. Representations, Warranties and Agreements of Funds Trust. Funds Trust, on behalf of itself, and, as appropriate, the Target Fund and the Acquiring Fund, represents and warrants to, and agrees with, the Acquiring Fund and the Target Fund, respectively as follows:

(a) Funds Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board duly established and designated each Fund as a series of Funds Trust and each Acquiring Class as a class of the Acquiring Fund. Funds Trust is an open-end management investment company registered with the SEC under the 1940 Act.

(b) Funds Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Funds Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Funds Trust. Funds Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d) Each Fund has qualified as a “regulated investment company” under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations and will continue to so qualify

A-3 |

until the Effective Time and has computed its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) Funds Trust has duly authorized the Acquiring Fund shares to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(f) Each Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. Each Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement currently in effect. The value of the Assets net of Known Liabilities of the Acquiring Fund has been determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund.

(g) Funds Trust does not know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Funds Trust or any Fund or its Assets or businesses. There are no facts that Funds Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Funds Trust or any Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Neither Funds Trust nor any Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

(h) Funds Trust is not a party to any contracts, agreements, franchises, licenses or permits relating to the Funds except those entered into or granted in the ordinary course of its business, in each case under which no material default exists. Funds Trust is not a party to or subject to any employee benefit plan, lease or franchise of any kind or nature whatsoever on behalf of any Fund.

(i) Funds Trust has timely filed all tax returns, for the Funds for all of their taxable years to and including their most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns. To the knowledge of Funds Trust, no such tax return has been or is currently under audit and no assessment has been asserted with respect to any return. Funds Trust will file all of the Fund’s tax returns for all of their taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(j) Since the date of the Target Fund Financial Statements and the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund or Acquiring Fund, respectively. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

(k) The Target Fund Financial Statements and the Acquiring Fund Financial Statements, fairly present the financial position of the Acquiring Fund as of the Fund’s most recent fiscal year-end and the results of the Fund’s operations and changes in the Fund’s net assets for the periods indicated. The Target Fund Financial Statements and the Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(l) To the Knowledge of Funds Trust, neither the Target Fund nor the Acquiring Fund has any Liabilities, whether or not determined or determinable, other than Liabilities disclosed or provided for in the Target Fund Financial Statements and the Acquiring Fund Financial Statements, respectively, or Liabilities incurred in the ordinary course of business.

(m) Except as otherwise provided herein, Funds Trust shall operate the business of each Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions approved by the Board in anticipation of the Reorganization. Notwithstanding the foregoing, each Fund shall (i) complete all measures prior to the Effective Time to ensure that the Reorganization will be treated as a “reorganization” within the meaning of Section 368(a) of the Code; and (ii) take all

 | A-4

other appropriate action necessary to ensure satisfaction of representations in certificates to be provided to Kirkland & Ellis LLP in connection with its opinion described in Section 6(d), regardless of whether any measures or actions described in this sentence are in the ordinary course.

6. Conditions to a Target Fund’s Obligations. The obligations of Funds Trust with respect to the Reorganization shall be subject to the following conditions precedent:

(a) Funds Trust shall have duly executed and delivered the Target Fund Reorganization Documents.

(b) All representations and warranties of Funds Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

(c) Funds Trust, on behalf of itself, and, as appropriate, the Target Fund and the Acquiring Fund, shall have delivered to Funds Trust a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary stating that the representations and warranties of Funds Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

(d) Funds Trust shall have received an opinion dated as of the Closing Date in a form reasonably satisfactory to it of Kirkland & Ellis LLP, upon which each Fund and its shareholders may rely, based upon representations reasonably acceptable to Kirkland & Ellis LLP made in certificates provided by Funds Trust, on behalf of itself and the Fund, the Funds’ affiliates and/or principal shareholders, substantially to the effect that the Reorganization will be treated as a “reorganization” within the meaning of Section 368(a) of the Code

(e) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(f) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(g) Funds Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

(h) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, and unless, in the opinion of Kirkland & Ellis LLP, a Target Fund’s Reorganization constitutes a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, prior to the Valuation Time, the Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders all of its previously undistributed (i) “investment company taxable income” within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code, (ii) amounts equal to the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

(i) The Board of Funds Trust shall not have terminated this Plan with respect to the Reorganization pursuant to Section 9 of this Plan.

(j) The shareholders of the Target Fund whose shareholders are being asked to approve the Reorganization shall have approved the Reorganization if and to the extent, and in the manner, required by Funds Trust’s Declaration of Trust and applicable law.

7. Tax Matters. Except where otherwise required by law, Funds Trust shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a “reorganization”, within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

8. Termination of Plan. This Plan may be terminated at any time prior to the Closing Date with respect to a Reorganization by approval of the Board.

9. Survival of Representations and Warranties. The representations and warranties of Funds Trust shall survive the completion of the transactions contemplated herein.

A-5 |

10. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

11. Amendments. Funds Trust may, by agreement in writing authorized by the Board, amend this Plan with respect to the Reorganization at any time. This Section shall not preclude Funds Trust from changing the Closing Date or the Effective Time of the Reorganization.

12. Waivers. At any time prior to the Closing Date, Funds Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Funds Trust agrees that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

13. Limitation on Liabilities. The obligations of Funds Trust and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Funds Trust personally, but shall bind only the Assets and property of the particular Fund. The execution and delivery of this Plan by the officers of Funds Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

14. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

15. Expenses. Allspring Funds Management hereby agrees to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of Allspring Funds Management (which affiliated persons do not include any series of Funds Trust) in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

[Remainder of Page Left Intentionally Blank]

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

ATTEST:

__________________
Name: Kate Johnson
Title: Assistant Secretary

ALLSPRING FUNDS TRUST
for itself and on behalf of its Target Fund

BY__________________
Name: Matthew Prasse
Title: Chief Legal Officer and Secretary

ATTEST:

__________________
Name: Paul Haast
Title: Senior Vice President

 | A-6

ALLSPRING FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 15 only)

BY__________________
Name: Andrew Owen
Title: President and Chief Executive Officer

A-7 |

Exhibit B

THE FUNDS’ FUNDAMENTAL INVESTMENT POLICIES

Borrowing
Target Fund and Acquiring Fund
The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder

Commodities
Target Fund and Acquiring Fund

The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments

Concentration
Target Fund and Acquiring Fund

The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii)securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements

Diversification
Target Fund and Acquiring Fund

The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies

Issuing Senior Securities
Target Fund and Acquiring Fund
The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder

Lending
Target Fund and Acquiring Fund

The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans

Real Estate
Target Fund and Acquiring Fund

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business)

Underwriting
Target Fund and Acquiring Fund

The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting

B-1 |

|
INFO3229 07-24

© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.	www.allspringglobal.com

ALLSPRING FUNDS TRUST
PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

ALLSPRING FUNDS TRUST

1415 VANTAGE PARK DRIVE, 3RD FLOOR, CHARLOTTE, NC 28203
1-800-222-8222

PART B
STATEMENT OF ADDITIONAL INFORMATION

July 5, 2024

Relating to the acquisition of assets of

ALLSPRING HERITAGE MONEY MARKET FUND
a series of
ALLSPRING FUNDS TRUST

by and in exchange for shares of
ALLSPRING GOVERNMENT MONEY MARKET FUND
a series of
ALLSPRING FUNDS TRUST

Administrator Class, Institutional Class, Select Class

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Prospectus/Information Statement dated July, 2024. The Prospectus/Information Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Allspring Funds, PO Box 219967, Kansas City, MO 64121-99676. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.

INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.	The Statement of Additional Information dated June 1, 2024, as supplemented to date, for Allspring Government Money Market Fund and Allspring Heritage Money Market Fund which was filed electronically with the Securities and Exchange Commission on June 3, 2024, File No. 811-09253, on Form N-1A, accession no. 0001081400-24-000342.

2.	The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Allspring Government Money Market Fund and Allspring Heritage Money Market Fund, each for the fiscal year ended January 31, 2024, filed electronically with the Securities and Exchange Commission on April 2, 2024, File No. 811-09253, accession no. 0001193125-24-084410.

3.	The financial statements, including the notes to the financial statements, contained in the semi-annual report for Allspring Government Money Market Fund and Allspring Heritage Money Market Fund, each for the fiscal half-year ended July 31, 2023, filed electronically with the Securities and Exchange Commission on September 29, 2023, File No. 811-09253, accession no. 0001193125-23-246860.

In addition, this SAI includes the Supplemental Financial Information provided below.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the sections entitled SHAREHOLDER FEE AND FUND EXPENSE COMPARISON of the Prospectus/Information Statement.

With respect to the Merger, the Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund.

With respect to the Merger, there are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

1 |

ALLSPRING FUNDS TRUST

PART C

OTHER INFORMATION

Item 15. Indemnification.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1. Limitation of Liability.

All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

(a) As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance: would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i) a final decision on the merits by a court or other body before whom the proceeding was brought; or
(ii) in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. Exhibits.

Unless otherwise indicated, all references to the “Registration Statement” and Post-Effective Amendments thereto in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Number	Exhibit Description
(1)	Amended and Restated Declaration of Trust dated December 06, 2021, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 754, filed July 25, 2022.
(2)	Not applicable
(3)	Not applicable
(4)	Agreement and Plans of Reorganization filed herewith (Exhibit A of Form N-14).
(5)	Not applicable
(6)(a)

Investment Management Agreement with Allspring Funds Management, LLC dated November 1, 2021 as amended and restated December 6, 2021, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 814, filed December 27, 2023.

(6)(b)

Fee and Expense Agreement between Allspring Funds Trust, Allspring Master Trust and Allspring Funds Management, LLC dated October 3, 2008 as amended and restated January 1, 2022, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 814, filed December 27, 2023.

(6)(c)

Investment Sub-Advisory Agreement with Allspring Global Investments, LLC dated November 1, 2021, amended and restated December 6, 2021, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 814, filed December 27, 2023.

Number	Exhibit Description
(6)(d)

Expense Assumption Agreement between Allspring Funds Trust and Allspring Funds Management, LLC dated November 1, 2021 amended and restated December 6, 2021, is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 792, filed June 23, 2023.

(6)(e)

Investment Sub-Advisory Agreement with Allspring Global Investments (UK) Limited dated November 1, 2021 as amended and restated December 6, 2021, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 814, filed December 27, 2023.

(7)

Distribution Agreement with Allspring Funds Distributor, LLC dated November 1, 2021 as amended and restated December 6, 2021, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 814, filed December 27, 2023.

(8)	Not applicable
(9)	Master Custodian Agreement with State Street Bank and Trust Company dated August 10, 2009, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 754, filed July 25, 2022.
(10)(a)	Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 814, filed December 27, 2023.
(10)(b)	Rule 18f-3 Multi-Class Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 814, filed December 27, 2023.
(11)	Legal Opinion is filed herewith.
(12)	Consent of Tax Counsel is to be filed by amendment.
(13)(a)

Securities Lending Agency Agreement by and among Allspring Funds Trust, Allspring Master Trust, Allspring Variable Trust, Allspring Funds Management, LLC and Goldman Sachs Bank USA, is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 754, filed July 25, 2022.

(13)(b)

Class-Level Administration Agreement with Allspring Funds Management, LLC dated July 1, 2015, amended and restated December 6, 2021, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 814, filed December 27, 2023.

(13)(c)

Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc. dated April 29, 2019, as amended April 29, 2023, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 792, filed June 23, 2023.

(13)(d)	Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 814, filed December 27, 2023.
(13)(e)

Amended and Restated Shareholder Servicing Agreement with Allspring Funds Distributor, LLC and Allspring Funds Management, LLC dated February 20, 2014, amended and restated December 16, 2021, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 814, filed December 27, 2023.

(13)(f)

Fund of Funds Investment Agreement between Allspring Funds Trust and abrdn ETFs dated January 19, 2022, is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 739, filed January 24, 2022.

(13)(g)

Fund of Funds Investment Agreement among Allspring Funds Trust, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust dated January 19, 2022, is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 739, filed January 24, 2022.

(13)(h)

Fund of Funds Investment Agreement between Allspring Funds Trust and E-Valuator Funds Trust dated January 19, 2022, as amended April 13, 2022, is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 744, filed April 25, 2022.

(13)(i)

Fund of Funds Investment Agreement between Allspring Funds Trust and Fidelity Rutland Square Trust II dated January 5, 2022, is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 739, filed January 24, 2022.

(13)(j)

Fund of Funds Investment Agreement between Allspring Funds Trust and PIMCO Funds dated January 19, 2022, is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 739, filed January 24, 2022.

(13)(k)

Fund of Funds Investment Agreement between Allspring Funds Trust and The Select Sector SPDR Trust dated January 19, 2022, is incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 739, filed January 24, 2022.

(13)(l)

Fund of Funds Investment Agreement among Allspring Funds Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, is filed incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 752, filed June 30, 2022.

(13)(m)

Fund of Funds Investment Agreement among Allspring Funds Trust and BNY Mellon Investment Funds II, Inc. is incorporated by reference to Exhibits (h)(13) of Post-Effective Amendment No. 773, filed December 16, 2022.

(13)(n)

Fund of Funds Investment Agreement between Allspring Funds Trust and abrdn ETFs dated January 19, 2022, is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 739, filed January 24, 2022.

(14)	Consent of Independent Registered Accounting Firm is filed herewith.
(15)	Not applicable.

Number	Exhibit Description
(16)(a)	Power of Attorney, Timothy J. Penny, is incorporated by reference to Exhibit (j)(1) of Post-Effective Amendment No. 740, filed January 24, 2022.
(16)(b)	Power of Attorney, Andrew Owen is incorporated by reference to Exhibit (j)(13) of Post-Effective Amendment No. 511, filed January 25, 2017.
(16)(c)	Power of Attorney, Olivia S. Mitchell, is incorporated by reference to Exhibit (j)(3) of Post-Effective Amendment No. 740, filed January 24, 2022.
(16)(d)	Power of Attorney, Isaiah Harris, Jr., is incorporated by reference to Exhibit (j)(4) of Post-Effective Amendment No. 740, filed January 24, 2022.
(16)(e)	Power of Attorney, David F. Larcker, is incorporated by reference to Exhibit (j)(5) of Post-Effective Amendment No. 740, filed January 24, 2022.
(16)(f)	Power of Attorney, Jeremy DePalma is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 266, filed November 16, 2012.
(16)(g)	Power of Attorney, William R. Ebsworth, is incorporated by reference to Exhibit (j)(7) of Post-Effective Amendment No. 740, filed January 24, 2022.
(16)(h)	Power of Attorney, Jane A. Freeman, is incorporated by reference to Exhibit (j)(8) of Post-Effective Amendment No. 740, filed January 24, 2022.
(16)(i)	Power of Attorney, James G. Polisson, is incorporated by reference to Exhibit (j)(9) of Post-Effective Amendment No. 740, filed January 24, 2022.
(16)(j)	Power of Attorney, Pamela Wheelock, is incorporated by reference to Exhibit (j)(10) of Post-Effective Amendment No. 740, filed January 24, 2022.

Item 17. Undertakings.

(1) Allspring Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and State of Massachusetts on the 10th day of June, 2024.

ALLSPRING FUNDS TRUST

By: /s/ Maureen E. Towle

Maureen E. Towle
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Jane A. Freeman Jane A. Freeman* Trustee	/s/ William R. Ebsworth William R. Ebsworth* Trustee	/s/ Pamela Wheelock Pamela Wheelock* Trustee
/s/ James G. Polisson James G. Polisson* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee
/s/ Andrew Owen Andrew Owen* President (Principal Executive Officer)	/s/ Jeremy M. DePalma Jeremy M. DePalma* Treasurer (Principal Financial Officer)

*By: /s/ Maureen E. Towle

Maureen E. Towle
Attorney-in-Fact
June 10, 2024

Exhibit No.	Exhibits
(11)	Legal Opinion
(14)	Consent of Independent Registered Accounting Firm